Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	$ 5,285,656	$ 4,203,097
Cash outflow for leases	$ 6,372,889